DISCONTINUED OPERATIONS	12 Months Ended
Dec. 31, 2012
DISCONTINUED OPERATIONS
22.	DISCONTINUED OPERATIONS

As discussed in Note 1, on March 31, 2010, the Non-IDC Business was disposed. Accordingly, pursuant to ASC 205-20 Discontinued Operations, the Non-IDC Business has been accounted for as a discontinued operation whereby the results of operations of this business have been eliminated from the results of continuing operations and reported in discontinued operations for all periods presented. The results of the discontinued operations are determined by using a combination of specific identification of revenues and certain costs as well as a reasonable allocation of the remaining costs using applicable cost drivers where specific identification is not determinable.

For the year ended December 31, 2010
RMB
Net Revenue	3,726
Cost of revenue	(3,846)

Gross loss	(120)

Operating expenses:
Sales and marketing expenses	(4,032)
General and administrative expenses	(8,167)
Research and development expenses	(3,046)

Loss before income tax expenses	(15,365)

Income tax benefit	2,413

Loss from discontinued operations	(12,952)

Although the Non-IDC Business has been disposed on March 31, 2010, the invoicing of certain Non-IDC agreements continue to be performed by 21Vianet Beijing and 21Vianet Technology in return for a percentage of the revenue billed. Such service fee has been classified as other income in the consolidated statements of operations subsequent to March 31, 2010, with an insignificant amount for the period after the disposal date through to December 31, 2010 and nil for the years ended December 31, 2011 and 2012. These expected continuing cash flows ceased within one year as agreements were entered into and renewed annually, upon such time new agreements were entered into directly by SH Guotong and GZ Juliang. Although the indirect cash flows were a result of the cash flows of the disposed component, such cash flows were not considered significant and hence, the Non-IDC Business qualifies for classification as discontinued operations.

The net assets of the non-IDC Business are not classified as held for sale as the criteria required for the held for sale classification is not met.